Net Loss per Share - Schedule of computation of basic and diluted net loss per share (Details) $ / shares in Units, $ in Thousands	6 Months Ended	12 Months Ended
	Dec. 31, 2022 USD ($) $ / shares shares	Dec. 31, 2022 $ / shares shares
Numerator
Net loss for the period from July 11, 2022 through September 30, 2022 | $	$ (54,503)
Less: Net loss attributable to noncontrolling interests for the period from July 11, 2022 through September 30, 2022 | $	$ (40,103)
Denominator
Weighted Average Shares Outstanding, Basic		61,540,231	[1]
Weighted Average Shares Outstanding, Diluted		61,540,231	[1]
Net loss per ordinary share , Basic | $ / shares		$ (0.23)	[1]
Net loss per ordinary share , Diluted | $ / shares		$ (0.23)	[1]
Antidilutive securities
Legacy SCS Restricted Share Units	50,000
Stock options granted under the 2022 Equity Incentive Plan	9,504,715	9,504,715
Restricted Stock [Member]
Antidilutive securities
Unvested Restricted Stock Rights	8,369,796
Earnout Restricted Common Units [Member]
Antidilutive securities
Unvested Restricted Stock Rights	17,500,000
Common Class A [Member]
Numerator
Net loss available to ordinary shareholders of ProKidney Corp. for the period from July 11, 2022 through September 30, 2022, basic | $	$ (14,400)
Net loss available to ordinary shareholders of ProKidney Corp. for the period from July 11, 2022 through September 30, 2022, diluted | $	$ (14,400)
Denominator
Weighted Average Shares Outstanding, Basic	61,540,231
Weighted Average Shares Outstanding, Diluted	61,540,231
Net loss per ordinary share , Basic | $ / shares	$ (0.23)
Net loss per ordinary share , Diluted | $ / shares	$ (0.23)
Common Class B [Member] | ProKidney LP [Member]
Antidilutive securities
Unvested Restricted Stock Rights	171,578,320

[1]	For the year ended December 31, 2022, net loss per Class A ordinary share and weighted average Class A ordinary shares outstanding reflects the period from July 11, 2022 through December 31, 2022, the period following the Business Combination, as defined in Note 1. For more information refer to Note 8.